Debt instruments	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Debt instruments

6.	Debt instruments

The breakdown, by classification, type, and currency, of the balances within the “Debt Instruments” line item is as follows:

Thousand of Reais	2025	2024

Classification:
Financial Assets Measured at Fair Value Through Profit or Loss	95,546,026	107,585,055
Financial Assets Measured at Fair Value through Other Comprehensive Income	69,354,220	92,058,907
Financial Assets Measured at Amortized Cost (2)	114,708,615	84,529,222
Comprising:
Debt instruments at Amortized Cost	117,910,438	86,598,778
Provision for impairment losses (note 9.c)	(3,201,823)	(2,069,556)
Total	279,608,861	284,173,184

Type:
Government securities - Brazil (1)	182,217,619	190,643,118
Debentures and promissory notes	52,868,779	70,450,135
Other debt securities	44,522,463	23,079,931
Other	-	-
Total	279,608,861	284,173,184
(1)	These primarily refer to National Treasury Bills (LTN), Treasury Financial Bills (LFT), and National Treasury Notes (NTN-A, NTN-B, NTN-C, and NTN-F).

(2)	In the second quarter of 2025, a portion of ALCO portfolio securities, amounting to R$23,190 million, was reclassified as Financial Assets measured at amortized cost (note 1.c.4), resulting in a reversal of mark-to-market adjustments on the reclassified securities, positively impacting equity by R$514 million net of tax effects (R$934 million gross) at the time. As of December 31, 2025, the amount of these assets represents R$24,480 million, with the mark-to-market effect on equity amounting to a positive R$632 million (gross).

The Debt Instruments primarily consist of:

Thousand of Reais	2025	2024

Currency:
Brazilian Real	271,543,911	262,560,537
U.S. Dollar	8,029,564	19,541,153
Other currencies	35,386	2,071,494
Total	279,608,861	284,173,184

Thousand of Reais	2025	2024

Debt Instruments linked to:
Repurchase Agreements	70,269,484	84,894,642
Operations guarantees in B3 S.A. - Brasil, Bolsa, Balcão (B3 S.A.)	24,483,969	22,083,244
Linked to judicial deposits and other guarantees	19,296,763	12,736,275
Total	114,050,216	119,714,161

Note 43-d provides details on the residual maturity periods of financial assets measured at fair value through Other Comprehensive Income and financial assets measured at amortized cost.